UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
                                   [    ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Marcus Schloss & Co., Inc.
Address:   One Whitehall Street
           New York,  NY  10004

Form 13F File Number:   28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Schloss
Title: Chairman
Phone: 212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss             New York,  New York             November 11, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $241,476


List of Other Included Managers:

       No.            Form 13F File Number            Name

       01             28-6788                         Rexford Management, Inc.

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                                                         Form 13F Information Table

          Column 1                   Column 2       Column 3 Column 4       Column 5        Column 6  Column 7        Column 8
          --------                   --------       -------- --------       --------        --------  --------        --------

                                                              Value     Shrs or   Sh/ Put/  Investment   Other     Voting Authority
       Name of Issuer              Title of Class   Cusip    (x$1000)   Prn Amt   Prn Call  Discretion  Managers  Sole  Shared  None
       --------------              --------------   -----    --------   -------   --- ----  ----------  --------  ----  ------  ----
Ameritech Corp.                         Com         030954101  7,727     115,000  Sh        Sole                 155,000     0     0
Aquila Biopharmaceuticals Inc.          Com         03839F107  1,058     583,515  Sh        Sole                 583,515     0     0
BankBoston Corp.                        Com         06605R106  3,626      83,600  Sh        Sole                  83,600     0     0
Cytec Industries, Corp.                 Com         232820100  1,800      75,000  Sh        Sole                  75,000     0     0
Delta and Pine Land Co.                 Com         247357106    885      34,200  Sh        Sole                  34,200     0     0
Entrust Technologies Inc.               Com         293848107    449      20,000  Sh        Sole                  20,000     0     0
Excel Switching Corp.                   Com         30067V108  1,435      40,006  Sh        Sole                  40,006     0     0
King World Productions Inc.             Com         495667107  3,750     100,000  Sh        Sole                 100,000     0     0
Pediatrix Medical Group Inc.            Com         705324101    610      44,000  Sh        Sole                  44,000     0     0
Pioneer Hi-Bred International Inc.      Com         723686101  4,141     104,000  Sh        Sole                 104,000     0     0
Skytel Communications Inc.              Com         83087Q104    700      38,230  Sh        Sole                  38,230     0     0
Transaction Network Services Inc.       Com         893414102    981      25,000  Sh        Sole                  25,000     0     0
Wyman-Gordon Co.                        Com         983085101    934      50,000  Sh        Sole                  50,000     0     0
Ameritech Corp.                         Com         030954101 26,351     392,200  Sh        Defined       01     392,200     0     0
Aquila Biopharmaceuticals Inc.          Com         03839F107     91      50,000  Sh        Defined       01      50,000     0     0
Aspect Telecommunications Corp.  Sb Db Cv Zero 18   045237AE4  4,309  19,150,000  Prn       Defined       01  19,150,000     0     0
BankBoston Corp.                        Com         06605R106 21,371     492,700  Sh        Defined       01     492,700     0     0
Centocor Inc.                           Com         152342101    726      12,400  Sh        Defined       01      12,400     0     0
Delta and Pine Land Co.                 Com         247357106  6,179     238,800  Sh        Defined       01     238,800     0     0
Excel Switching Corp.                   Com         30067V108  7,229     201,500  Sh        Defined       01     201,500     0     0
Forte Software Inc.                     Com         349546101  1,988      72,300  Sh        Defined       01      72,300     0     0
Honeywell Inc.                          Com         438506107  5,922      53,200  Sh        Defined       01      53,200     0     0
King World Productions Inc.             Com         495667107  6,907     184,200  Sh        Defined       01     184,200     0     0
Newcourt Credit Group Inc.              Com         650905102  3,672     281,100  Sh        Defined       01     281,100     0     0
Pioneer Hi-Bred International Inc.      Com         723686101 30,062     755,100  Sh        Defined       01     755,100     0     0
Skytel Communications Inc.              Com         83087Q104  3,252     177,587  Sh        Defined       01     177,587     0     0
Transaction Network Services Inc.       Com         893414102  5,409     137,800  Sh        Defined       01     137,800     0     0
Wyman-Gordon Co.                        Com         983085101  4,793     256,500  Sh        Defined       01     256,500     0     0
Ameritech Corp.                         Com         030954101 17,408     259,100  Sh        Defined              259,100     0     0
Aquila Biopharmaceuticals Inc.          Com         03839F107     40      22,000  Sh        Defined               22,000     0     0
Aspect Telecommunications Corp.  Sb Db Cv Zero 18   045237AE4  2,799  12,440,000  Prn       Defined           12,440,000     0     0
BankBoston Corp.                        Com         06605R106 14,249     328,500  Sh        Defined              328,500     0     0
Centocor Inc.                           Com         152342101    480       8,200  Sh        Defined                8,200     0     0
Delta and Pine Land Co.                 Com         247357106  4,262     164,700  Sh        Defined              164,700     0     0
Excel Switching Corp.                   Com         30067V108  4,793     133,600  Sh        Defined              133,600     0     0
Forte Software Inc.                     Com         349546101  1,317      47,900  Sh        Defined               47,900     0     0
Honeywell Inc.                          Com         438506107  3,985      35,800  Sh        Defined               35,800     0     0
King World Productions Inc.             Com         495667107  4,579     122,100  Sh        Defined              122,100     0     0
Newcourt Credit Group Inc.              Com         650905102  2,447     187,300  Sh        Defined              187,300     0     0
Pioneer Hi-Bred International Inc.      Com         723686101 19,934     500,700  Sh        Defined              500,700     0     0
Skytel Communications Inc.              Com         83087Q104  2,058     112,400  Sh        Defined              112,400     0     0
Transaction Network Services Inc.       Com         893414102  3,591      91,500  Sh        Defined               91,500     0     0
Wyman-Gordon Co.                        Com         983085101  3,177     170,000  Sh        Defined              170,000     0     0

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